Net investment income	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Net investment income

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, please see Income statement commentary within Financial review (unaudited) on page 167.

6 Net investment income

Accounting for net investment income

Dividends are recognised when the right to receive the dividend has been established. Other accounting policies relating to net investment income are set out in Note 14 and Note 16.

	2017	2016	2015
	£m	£m	£m
Net gain from disposal of available for sale investments	298	912	385
Dividend income	48	8	8
Net gain from financial instruments designated at fair value	338	158	193
Other investment income	177	246	511
Net investment income	861	1,324	1,097

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Net investment income
d Net investment income

	2017	2016	2015
	£m	£m	£m
Net gain from disposal of available for sale assets	298	912	385
Dividend income	48	8	8
Net gain from financial instruments designated at fair value	338	158	193
Other investment income	175	246	511
Net investment income	859	1,324	1,097